ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) - May 10, 2019 ¥ in Thousands	CNY (¥) shares	$ / shares
Summary of Organization and Principal Activities [Line Items]
Stock issued equivalent common stock shares	16,100,000
IPO Expenses Capitalization | ¥	¥ 234,354
American Depositary Share [Member]
Summary of Organization and Principal Activities [Line Items]
Shares issued in initial public offering ("IPO") (in shares)	4,025,000
Shares issued, price per share | $ / shares		$ 10.50